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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ]
         This Amendment (Check only one):   [ ] is a restatement
                                            [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:             Jeffrey D. Fotta
Address:          27 Beaver Place
                  Boston, MA 02108
Phone:            617-742-0600

Form 13F File Number: 28-10326

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey D. Fotta
Title:   Institutional Manager
Phone:   617-742-0600

Signature, Place, and Date of Signing

/s/ Jeffrey D. Fotta                BOSTON, MA                 AUGUST   , 2003
---------------------              -------------               ---------------
[Signature]                        [City, State]                    [Date]

Report Type (Check only one):

[X]      13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total:     3

Form 13F Information Table Value Total:     666 (thousands)


List of Other Included Managers:    Thomas Lynch

Provide a numbered list of the name(s) and form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Form 13F File Number               Name

1.                28-10325                           Thomas Lynch

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
#1 NAME OF ISSUER        #2 TITLE OF CLASS   #3 CUSIP    #4 VALUE      #5 SH     #6 INV DISC.   #7 OTHER MGR   #8 VOTING AUTHORITY
NETEGRITY INC            COMMON STOCK        64110P107   $283,326.99   47300     OTHER          Tom Lynch      SHARED
TIER TECHNOLOGIES INC    COMMON STOCK        88650Q100    $80,600.00   10400     OTHER          Tom Lynch      SHARED
NASDAQ 100 TR            COMMON STOCK        631100104   $302,495.01   10100     OTHER          Tom Lynch      SHARED